Fair Value Measurements - Changes in Level 3 Assets (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	$ 8	$ 15
Net gains (losses) included in: Other revenues		0
Net gains (losses) included in: Other comprehensive income (loss)		0
Purchases, sales, issues, settlements		(9)
Transfers into Level 3		3
Transfers out of Level 3		(1)
Balance at end of period		8
Trading securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	0	7
Net gains (losses) included in: Other revenues		0
Net gains (losses) included in: Other comprehensive income (loss)		0
Purchases, sales, issues, settlements		(6)
Transfers into Level 3		1
Transfers out of Level 3		(2)
Balance at end of period		0
Investment securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	8	22
Net gains (losses) included in: Other revenues	0	0
Net gains (losses) included in: Other comprehensive income (loss)	0	0
Purchases, sales, issues, settlements	(4)	(15)
Transfers into Level 3	0	4
Transfers out of Level 3	(3)	(3)
Balance at end of period	1	8
Corporate debt | Available-for-sale securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	4	13
Net gains (losses) included in: Other revenues	0	0
Net gains (losses) included in: Other comprehensive income (loss)	0	0
Purchases, sales, issues, settlements	(4)	(9)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at end of period	0	4
CMBS | Available-for-sale securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	3	0
Net gains (losses) included in: Other revenues	0	0
Net gains (losses) included in: Other comprehensive income (loss)	0	0
Purchases, sales, issues, settlements	0	0
Transfers into Level 3	0	3
Transfers out of Level 3	(3)	0
Balance at end of period	0	3
CDO/ABS | Available-for-sale securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	0	1
Net gains (losses) included in: Other revenues		0
Net gains (losses) included in: Other comprehensive income (loss)		0
Purchases, sales, issues, settlements		0
Transfers into Level 3		0
Transfers out of Level 3		(1)
Balance at end of period		0
CDO/ABS | Trading securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	0	7
Net gains (losses) included in: Other revenues		0
Net gains (losses) included in: Other comprehensive income (loss)		0
Purchases, sales, issues, settlements		(6)
Transfers into Level 3		0
Transfers out of Level 3		(1)
Balance at end of period		0
Bonds: | Available-for-sale securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	7	14
Net gains (losses) included in: Other revenues	0	0
Net gains (losses) included in: Other comprehensive income (loss)	0	0
Purchases, sales, issues, settlements	(4)	(9)
Transfers into Level 3	0	3
Transfers out of Level 3	(3)	(1)
Balance at end of period	0	7
Other long-term investments | Available-for-sale securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	1	1
Net gains (losses) included in: Other revenues	0	0
Net gains (losses) included in: Other comprehensive income (loss)	0	0
Purchases, sales, issues, settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at end of period	1	1
RMBS | Trading securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	$ 0	0
Net gains (losses) included in: Other revenues		0
Net gains (losses) included in: Other comprehensive income (loss)		0
Purchases, sales, issues, settlements		0
Transfers into Level 3		1
Transfers out of Level 3		(1)
Balance at end of period		$ 0